COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Payments Under Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 2,924
2023	1,904
2024	1,495
2025	1,170
2026	958
Thereafter	3,412
Total	$ 11,863